Income Taxes (Details Textual)	12 Months Ended						1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jul. 17, 2011	Dec. 31, 2009	Dec. 31, 2011 Case New Holland Inc [Member] USD ($)	Dec. 31, 2012 Minimum [Member] USD ($)	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Maximum [Member] USD ($)
Income Taxes (Textual) [Abstract]
Cash payment for potential tax deficiency assessment								$ 40,000,000		$ 45,000,000
Non-recurring distribution							2,000,000,000
Percentage of taxable income for which companies must pay IRES federal tax in Italy									20.00%
Tax losses expiration period								2013		2032
Income Taxes (Additional Textual) [Abstract]
Reduction in tax contingencies as a result of settlement of tax examinations	31,000,000
Reduced corporate income tax rate	25.00%	25.00%	25.00%	26.00%
Income tax rate key measure phased in reduction percentage in UK	2.00%	2.00%
Income tax rate reduction percentage expected to be enacted in finance act 2013 in UK	22.00%	22.00%
Income tax rate further reduction percentage expected to be enacted in finance act 2013 in UK	21.00%	21.00%
Allowance on deferred tax assets	45,000,000
Tax losses expire in 2013	3,000,000
Tax losses expire in 2014	8,000,000
Tax losses expire in 2015	2,000,000
Tax losses expire in 2016	12,000,000
Tax losses expire in 2017	22,000,000
Tax losses expire in 2018	8,000,000
Tax losses expire with expiration from 2019 through 2032	69,000,000
Tax Loss carry forwards	1,000,000,000
Tax loss carry forwards forfeited				1,000,000,000
Income tax provision affect by total amount of tax contingencies, if recognized	144,000,000		117,000,000
Income tax expense benefit derived from tax sharing agreement	15,000,000		61,000,000	66,000,000
Decrease in tax contingencies primarily related to transfer pricing	146,000,000
Increase in tax contingencies primarily related to transfer pricing	43,000,000
Recognized interest and penalties	(9,000,000)		(5,000,000)	(18,000,000)
Accrued payment of interest and penalties	41,000,000		48,000,000	55,000,000
Additional Income Tax Expense				22,000,000
Change in federal tax rate			25.00%			25.50%
Undistributed earnings of foreign subsidiaries expected to be indefinitely invested in the foreign operations	4,200,000,000
Tax position for which deductibility highly certain	5,000,000
Percentage of Amount of Losses that Can be Utilized in Current Year in France	50.00%	50.00%
Ceiling limit of current taxable profit for utilization of losses		1,000,000
Carryforward rules period	5 years	5 years
Percentage of taxable income to be offset by ordinary losses in Italy					80.00%
Cash payment made to settled various tax examinations	26,000,000		1,000,000
Non-recurring distribution withholding tax			5.00%
Non-recurring distribution tax expense			32,000,000
Recorded tax benefit for research and development and others	0
Aggregate tax impact due to adjustments for next quarter	$ 9,000,000
Tax rate change for deferred tax balances in UK	23.00%	23.00%